Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 86,288
2015	58,695
2016	35,850
2017	53,019
2018	53,994
Thereafter	1,267,025
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2014	194
2015	437
2016	437
2017	437
2018	437
Thereafter	3,093
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2014	2,322
2015	2,249
2016	2,128
2017	1,994
2018	2,026
Thereafter	17,896
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2014	1,030
2015	1,056
2016	1,083
2017	1,112
2018	1,143
Thereafter	9,479
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2014	2,469
2015	2,553
2016	2,649
2017	2,736
2018	2,827
Thereafter	204,131
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2014	27,260
2015	272
2016	11,087
2017	11,096
2018	11,111
Thereafter	557,871
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2014	51,673
2015	38,614
2016	16,887
2017	25,069
2018	10,720
Thereafter	373,531
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2015	12,000
2017	8,923
2018	13,000
Thereafter	31,000
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2014	345
2015	409
2016	442
2017	479
2018	518
Thereafter	32,863
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2014	295
2015	405
2016	437
2017	473
2018	512
Thereafter	17,161
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2014	700
2015	700
2016	700
2017	700
2018	5,700
Thereafter	20,000
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
2018	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%